Financial Risk Management - Summary of Sensitivity to Interest Rate Increase of One Basis Point (Detail) kr in Millions	12 Months Ended
Dec. 31, 2022 SEK (kr)
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr 0
Less than three months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Maturity between 3 and 12 months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Maturity between 1 and 3 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Maturity between 3 and 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
2026 and later [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	1
Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(2)
Interest Bearing Assets [member] | Less than three months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest Bearing Assets [member] | Maturity between 3 and 12 months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest Bearing Assets [member] | Maturity between 1 and 3 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Interest Bearing Assets [member] | Maturity between 3 and 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Interest Bearing Assets [member] | 2026 and later [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	8
Interest bearing liabilities [member] | Less than three months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest bearing liabilities [member] | Maturity between 3 and 12 months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest bearing liabilities [member] | Maturity between 1 and 3 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	1
Interest bearing liabilities [member] | Maturity between 3 and 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	3
Interest bearing liabilities [member] | 2026 and later [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	4
Derivatives [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(6)
Derivatives [member] | Less than three months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Derivatives [member] | Maturity between 3 and 12 months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Derivatives [member] | Maturity between 1 and 3 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Derivatives [member] | Maturity between 3 and 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(2)
Derivatives [member] | 2026 and later [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr (3)